                                                                ANNUAL REPORT TO
                                                       SHAREHOLDERS FOR THE YEAR
                                                        ENDED SEPTEMBER 30, 1998

LONG-TERM INVESTING IN A SHORT-TERM WORLD(SM)

KEMPER CASH RESERVES FUND


". . . We will continue to hold the fund's average maturity of securities on the shorter side to respond quickly to changing market conditions . . . to provide the best yield possible for our shareholders.  . . ."

                                                             [KEMPER FUNDS LOGO]

CONTENTS
3
PERFORMANCE UPDATE
4
PORTFOLIO STATISTICS
5
PORTFOLIO OF
INVESTMENTS
7
REPORT OF
INDEPENDENT AUDITORS
8
FINANCIAL STATEMENTS
10
NOTES TO
FINANCIAL STATEMENTS
13
FINANCIAL HIGHLIGHTS



AT A GLANCE
--------------------------------------------------------------------------------
YIELDS
--------------------------------------------------------------------------------
7-DAY ANNUALIZED YIELD FOR THE PERIOD ENDED SEPTEMBER 30, 1998

----------------------------------------------------------------------------------------------------------------
KEMPER CASH RESERVES FUND CLASS A                            4.46%
----------------------------------------------------------------------------------------------------------------
KEMPER CASH RESERVES FUND CLASS B                            3.49%
----------------------------------------------------------------------------------------------------------------
KEMPER CASH RESERVES FUND CLASS C                            3.80%
----------------------------------------------------------------------------------------------------------------

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Company (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS*
--------------------------------------------------------------------------------
FOR PERIODS ENDED SEPTEMBER 30, 1998 (SHARES ADJUSTED FOR THE APPLICABLE SALES CHARGE)


                                                                                 LIFE OF
                                                  1-YEAR    5-YEAR    10-YEAR     CLASS
----------------------------------------------------------------------------------------------------------------
KEMPER CASH RESERVES FUND CLASS A               4.58%     4.41%       N/A       3.93%   (since 1/10/92)
----------------------------------------------------------------------------------------------------------------
KEMPER CASH RESERVES FUND CLASS B               0.53      3.23       3.97       4.54    (since 2/6/84)
----------------------------------------------------------------------------------------------------------------
KEMPER CASH RESERVES FUND CLASS C               3.90       N/A        N/A       3.89    (since 5/31/94)
----------------------------------------------------------------------------------------------------------------

Past performance is not a guarantee of future performance. Returns and yields will fluctuate. Performance of share classes will differ. Consult the prospectus for details.

* Average annual total return measures net investment income and capital gain or loss from the fund's investments over the periods specified, assuming reinvestment of dividends and, where indicated, adjustment for the maximum sales charge. There is no initial sales charge for Class A shares. However, applicable sales charges apply on exchanges. For Class B shares, the maximum contingent deferred sales charge (CDSC) is 4 percent. Class C shares have no sales charge adjustment, but redemptions within one year of purchase may be subject to a CDSC of 1 percent. share classes invest in the same underlying portfolio. Average annual total return reflects annualized change. For additional information, see the Prospectus and Statement of Additional Information and the Financial Highlights at the end of the report.

TERMS TO KNOW

7-DAY AVERAGE YIELD Every money market fund calculates its yield according to a standardized method prescribed by the Securities and Exchange Commission. Each day's yield is an average taken over a 7-day period. This average helps to minimize the effect of daily fluctuation in fund income.

YIELD CURVE Yields tend to vary directly with a security's length of time to maturity. When the relationship between yield and maturity is plotted on a graph it is called the YIELD CURVE. If yields for long-term investments drop relative to yields on short-term investments, the YIELD CURVE will "flatten" since there will be less of a difference in yield between shorter-term and longer-term investments. When this happens, it also means longer-term securities are relatively less attractive. When long-term yields increase relative to short-term yields, the curve steepens and longer-term securities become relatively more desirable.

PERFORMANCE UPDATE

[RACHWALSKI PHOTO]

FRANK RACHWALSKI IS A SENIOR VICE PRESIDENT OF SCUDDER KEMPER INVESTMENTS, INC. AND LEAD PORTFOLIO MANAGER OF KEMPER CASH RESERVES FUND. RACHWALSKI HOLDS B.B.A. AND M.B.A. DEGREES FROM LOYOLA UNIVERSITY.

JOHN W. STUEBE JOINED SCUDDER KEMPER INVESTMENTS IN 1979 AND IS A VICE PRESIDENT. HE IS A PORTFOLIO MANAGER OF KEMPER CASH RESERVES FUND. STUEBE RECEIVED A B.S. IN FINANCE FROM THE UNIVERSITY OF ILLINOIS AND AN M.A. IN ECONOMICS FROM DEPAUL UNIVERSITY.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS ONLY THROUGH THE END OF THE PERIOD OF THE REPORT, AS STATED ON THE COVER. THE MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY 3 TIME, BASED ON MARKET AND OTHER CONDITIONS.

ALTHOUGH THE U.S. ECONOMY SUSTAINED ITS HEALTHY GROWTH TREND THROUGHOUT KEMPER CASH RESERVE FUND'S FISCAL YEAR (10/1/97 TO 9/30/98), THE ECONOMIC CRISIS IN ASIA EXTINGUISHED MANY SIGNS OF INFLATION. THE FEDERAL RESERVE BOARD HELD ITS POSITION ON INTEREST RATES AS IT MAINTAINED A "WAIT AND SEE" POLICY UNTIL THE VERY END OF THE FUND'S REPORTING PERIOD, AT WHICH TIME IT LOWERED RATES 25 BASIS POINTS. LEAD PORTFOLIO MANAGER FRANK RACHWALSKI DISCUSSES THE MARKET AND KEMPER CASH RESERVES FUND PERFORMANCE.

Q    FRANK, IN LOOKING OVER THE LAST 12 MONTHS, WE SAW STEADY ECONOMIC GROWTH
WITH MINIMAL INFLATION. WHAT FACTORS HELPED MAINTAIN THIS HEALTHY FINANCIAL CLIMATE?

A    Employment levels remained strong throughout this period giving more people money to spend. While this fueled the U.S. economy, Asia's economic problems surfaced in October 1997 and continued well into 1998. Initially, the Japanese yen fell relative to the U.S. dollar. Consequently, low-priced exports from Asia minimized demand for American-made products causing increased inventories domestically. Production slowed as manufacturers sold product from existing inventories and this, in turn, slowed the economy just enough to keep inflation in check. Exports still remain quite weak.

Q    NOT ONLY DID INFLATION REMAIN IN CHECK WHILE ECONOMIC GROWTH KEPT STEADY,
BUT BY SOME MEASURES, THE ECONOMY STRENGTHENED DURING THE FIRST HALF OF THE FUND'S FISCAL YEAR. HOW DID THE FEDERAL RESERVE (THE FED) REACT TO THIS CONTINUED RUN OF ECONOMIC GROWTH?

A    Well, ordinarily the Board of Governors (of the Federal Reserve) would have increased the Fed Funds rate to slow growth. But, with the Asian problems and low inflation, they were content to maintain their prevailing policy for most of the year. Then, at the end of September, the Fed changed its position, actually easing rates by 25 basis points. The Fed reacted to global economic problems, stresses developing in worldwide financial markets and prospects for slower growth in the months ahead.

Q    WITH ALL THESE FACTORS COMING INTO PLAY, WHAT WAS YOUR STRATEGY FOR
MANAGING THE FUND?

A    When there was no change in monetary policy, which as I said, was the case until the very end of the fund's reporting period, we saw a continued flattening and actual inversion of the yield curve. This meant long-term interest rates fell relative to short-term interest rates. Since we had no yield incentive to invest in securities with longer maturities, we kept our average maturity at approximately 30 days. Even with the change by the Fed, we're managing Kemper Cash Reserves Fund with relatively short average maturities to provide liquidity and take advantage of developing market opportunities.

PERFORMANCE UPDATE


Q    A 30-DAY AVERAGE MATURITY IS SHORTER THAN THE INDUSTRY AVERAGE WHICH IS
APPROXIMATELY 51 DAYS FOR GENERAL PURPOSE MONEY MARKET FUNDS. WHY DID YOU STAY IN THAT RANGE AND HOW DID THIS STRATEGY AFFECT PERFORMANCE?

A    When there's not a big difference in yields among the investments we're considering for the portfolio, the challenge is trying to maximize returns. With a short average maturity, we have the flexibility to react and take advantage of whatever fluctuations in short-term interest rates occur. This strategy works well for us because we were able to invest in the best issues possible, as they became available.

Q    WHERE DO YOU THINK THE ECONOMY IS GOING FROM HERE AND HOW WILL THAT
INFLUENCE YOUR INVESTMENT MANAGEMENT CHOICES?

A    The biggest problem facing our economy is uncertainty on both a political plane with a troubled presidency and a financial plane due to stresses emanating from much-publicized worldwide economic and financial concerns. Tightening credit standards and slower economic growth are possible. We will continue to hold the fund's average maturity of securities on the shorter side to respond quickly to changing market conditions. We want to provide the best yield possible for our shareholders, and to maintain the flexibility to be in a position to take advantage of opportunities. Overall, I still believe the economy is on good footing, with low unemployment, low interest rates and high consumer confidence continuing.

PORTFOLIO STATISTICS

PORTFOLIO COMPOSITION*

--------------------------------------------------------------------------------
                                                                ON 9/30/98
--------------------------------------------------------------------------------
COMMERCIAL PAPER, FIRST TIER                                        65%
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT                                              7
--------------------------------------------------------------------------------
FEDERAL AGENCIES                                                    28
--------------------------------------------------------------------------------
TOTAL                                                              100%

               [PIE CHART]
                                                  - COMMERCIAL PAPER, FIRST TIER
                                                  - CERTIFICATE OF DEPOSIT
               ON 9/30/98                         - FEDERAL AGENCIES
-------------------------------------------------

* Portfolio composition is subject to change.

PORTFOLIO OF INVESTMENTS

KEMPER CASH RESERVES FUND

Portfolio of Investments at September 30, 1998
(Value in thousands)

                 CORPORATE OBLIGATIONS            VALUE
---------------------------------------------------------
 BANKING--7.3%
---------------------------------------------------------
           Merita, N.A.
             5.34% - 5.61%, 10/6/98              $ 39,970

---------------------------------------------------------
 BUSINESS LOANS--23.8%
---------------------------------------------------------
           Apex Funding Corp.
             5.83%, 10/30/98                        4,977
           Asset Portfolio Funding Corp.
             5.58%, 10/22/98                        4,984
           Asset Securitization Cooperative
           Corp.
             5.36%, 10/9/98                        24,970
           Broadway Capital Corp.
             5.78%, 10/26/98                        4,980
           Fairway Finance Corp.
             5.46%, 10/9/98                        24,970
           Falcon Asset Securitization Corp.
             5.55%, 11/9/98                         4,970
           FCAR Owner Trust I
             5.58% - 5.59%, 10/2/98 - 10/7/98      15,993
       (a) FINOVA Capital Corp.
             5.26%, 10/1/98                         5,000
           Gotham Capital Corp.
             5.77%, 10/13/98                        4,991
           Madison Funding Corp.
             5.61%, 10/8/98                         4,995
           Monte Rosa Capital Corp.
             5.58%, 10/15/98                        4,989
           Quincy Capital Corp.
             5.36%, 10/20/98                       24,930
           ----------------------------------------------
                                                  130,749

---------------------------------------------------------
 CAPITAL AND EQUIPMENT LENDING--4.5%
---------------------------------------------------------
           Centric Capital Corp.
             5.60%, 10/26/98                        7,969
       (a) IBM Credit Corp.
             5.64%, 10/1/98                         5,000
       (a) John Deere Capital Corp.
             5.56%, 11/9/98                         4,999
           Moat Funding, LLC
             5.50%, 12/15/98                        6,921
           ----------------------------------------------
                                                   24,889

---------------------------------------------------------
 CONSUMER PRODUCTS AND SERVICES--4.5%
---------------------------------------------------------
           Seagram Company, Ltd.
             5.39%, 10/13/98                       24,955

---------------------------------------------------------
 CONSUMER LENDING--.9%
---------------------------------------------------------
       (a) Ford Motor Credit Co.
             5.71%, 10/1/98                      $  5,000

---------------------------------------------------------
 DIVERSIFIED FINANCE--9.7%
---------------------------------------------------------
           Alpine Securitization Corp.
             5.60%, 10/1/98                        23,527
           Thunder Bay Funding, Inc.
             5.59%, 10/27/98                        4,980
           Variable Funding Capital Corp.
             5.60%, 10/20/98                        4,985
           Xerox Credit Corp.
             5.51%, 10/1/98                        20,000
           ----------------------------------------------
                                                   53,492

---------------------------------------------------------
 FINANCIAL SERVICES--5.8%
---------------------------------------------------------
       (a) Bear Stearns Cos., Inc.
             5.56%, 10/19/98                        5,000
       (a) Goldman Sachs Group, L.P.
             5.26%, 10/1/98                         5,000
       (a) Lehman Brothers Holdings, Inc.
             5.64%, 10/20/98                        5,000
       (a) Merrill Lynch & Co., Inc.
             5.57%, 10/21/98                        7,000
       (a) Morgan Stanley, Dean Witter & Co.
             5.55%, 10/19/98                        5,000
           Nomura Holding America, Inc.
             5.73%, 10/29/98                        4,978
           ----------------------------------------------
                                                   31,978

---------------------------------------------------------
 MANUFACTURING/INDUSTRIAL--6.4%
---------------------------------------------------------
           E.I. du Pont de Nemours & Co.
             5.31% - 5.53%, 10/8/98                34,964

---------------------------------------------------------
 UTILITIES--.9%
---------------------------------------------------------
           GTE Corp.
             5.59%, 10/6/98                         4,996
           ----------------------------------------------

           TOTAL CORPORATE
           OBLIGATIONS--63.8%
           (AVERAGE MATURITY: 13 DAYS)            350,993
           ----------------------------------------------

PORTFOLIO OF INVESTMENTS

(Value in thousands)

                    BANK OBLIGATIONS              VALUE
---------------------------------------------------------
CERTIFICATES OF DEPOSIT--
U.S. BANKS -- 5.5%
---------------------------------------------------------
       (a) Bank One
             5.00%, 10/6/98                      $  5,000
       (a) FCC National Bank
             5.55%, 10/1/98                         4,998
       (a) Key Bank, N.A.
             4.97%, 10/6/98                         5,000
       (a) Mellon Bank Corp.
             5.60%, 11/9/98                         5,000
       (a) J.P. Morgan & Co., Inc.
             5.52%, 10/7/98                         4,998
       (a) Northern Trust Corp.
             5.52%, 10/8/98                         4,997
           ----------------------------------------------
                                                   29,993

---------------------------------------------------------
CERTIFICATES OF DEPOSIT--
FOREIGN BANKS--1.8%
---------------------------------------------------------
       (a) National Bank of Canada
             5.57%, 10/5/98                         4,999
           Svenska Handelsbanken
             5.51%, 10/2/98                         4,998
           ----------------------------------------------
                                                    9,997
           ----------------------------------------------
           TOTAL BANK OBLIGATIONS--7.3%
           (AVERAGE MATURITY: 9 DAYS)              39,990
           ----------------------------------------------

---------------------------------------------------------
 U.S. GOVERNMENT AGENCY NOTES
---------------------------------------------------------
           Federal Home Loan Mortgage Corp.
             5.42%, 10/8/98                      $ 74,921
           Federal National Mortgage Association
             5.16%, 10/9/98                        74,914
       (a) Student Loan Marketing Association
             4.75%, 10/6/98                         4,998
           ----------------------------------------------
           TOTAL U.S. GOVERNMENT AGENCY
           NOTES--28.2%
           (AVERAGE MATURITY: 8 DAYS)             154,833
           ----------------------------------------------
           TOTAL INVESTMENTS--99.3%
           (AVERAGE MATURITY: 11 DAYS)            545,816
           ----------------------------------------------
           CASH AND OTHER ASSETS, LESS
           LIABILITIES--.7%                         3,573
           ------------------------------------------------
           NET ASSETS--100%                      $549,389
           ------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO PORTFOLIOS OF INVESTMENTS
--------------------------------------------------------------------------------
Interest rates represent annualized yield to date of maturity, except for variable rate securities described in Note (a). For each security, cost (for financial reporting and federal income tax purposes) and carrying value are the same. Likewise, carrying value approximates principal amount.

(a) Variable rate securities. The rates shown are the current rates at September 30, 1998. The dates shown represent the demand date or next interest rate change date.

See accompanying Notes to Financial Statements.

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF TRUSTEES AND SHAREHOLDERS
KEMPER CASH RESERVES FUND

  We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Kemper Cash Reserves Fund, a series of Kemper Portfolios, as of September 30, 1998, the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the fiscal periods since 1994. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of September 30, 1998 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Kemper Cash Reserves Fund at September 30, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the fiscal periods since 1994 in conformity with generally accepted accounting principles.

                                                               ERNST & YOUNG LLP

                                          Chicago, Illinois
                                          November 17, 1998

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

SEPTEMBER 30, 1998
(IN THOUSANDS)

------------------------------------------------------------------------
 ASSETS
------------------------------------------------------------------------
Investments, at amortized cost                                  $545,816
------------------------------------------------------------------------
Cash                                                                 260
------------------------------------------------------------------------
Receivable for:
  Fund shares sold                                                 8,438
------------------------------------------------------------------------
  Interest                                                           643
------------------------------------------------------------------------
    TOTAL ASSETS                                                 555,157
------------------------------------------------------------------------

------------------------------------------------------------------------
 LIABILITIES AND NET ASSETS
------------------------------------------------------------------------

Payable for:
  Dividends                                                          385
------------------------------------------------------------------------
  Fund shares redeemed                                             4,260
------------------------------------------------------------------------
  Management fee                                                     283
------------------------------------------------------------------------
  Distribution services fee                                          132
------------------------------------------------------------------------
  Administrative services fee                                         56
------------------------------------------------------------------------
  Custodian and transfer agent fees and related expenses             423
------------------------------------------------------------------------
  Trustees' fees and other                                           229
------------------------------------------------------------------------
    Total liabilities                                              5,768
------------------------------------------------------------------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING                     $549,389
------------------------------------------------------------------------

------------------------------------------------------------------------
 THE PRICING OF SHARES
------------------------------------------------------------------------

Net asset value and redemption price per share
------------------------------------------------------------------------
CLASS A SHARES
  ($196,771 / 196,771 shares outstanding)                          $1.00
------------------------------------------------------------------------
CLASS B SHARES
  (subject to contingent deferred sales charge)
  ($284,735 / 284,735 shares outstanding)                          $1.00
------------------------------------------------------------------------
CLASS C SHARES
  (subject to contingent deferred sales charge)
  ($67,883 / 67,883 shares outstanding)                            $1.00
------------------------------------------------------------------------

See accompanying Notes to Financial Statements.

FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS

Year ended September 30, 1998
(in thousands)

-----------------------------------------------------------------------
 NET INVESTMENT INCOME
-----------------------------------------------------------------------
Interest income                                                 $16,532
-----------------------------------------------------------------------
Expenses:
  Management fee                                                  1,269
-----------------------------------------------------------------------
  Distribution services fee                                       1,388
-----------------------------------------------------------------------
  Administrative services fee                                       655
-----------------------------------------------------------------------
  Custodian and transfer agent fees and related expenses          1,800
-----------------------------------------------------------------------
  Professional fees                                                  28
-----------------------------------------------------------------------
  Reports to shareholders                                           177
-----------------------------------------------------------------------
  Trustees' fees and other                                          142
-----------------------------------------------------------------------
    Total expenses                                                5,459
-----------------------------------------------------------------------
NET INVESTMENT INCOME                                           $11,073
-----------------------------------------------------------------------


STATEMENT OF CHANGES IN NET ASSETS

(in thousands)

                                                                         YEAR ENDED SEPTEMBER 30,
                                                                      1998                     1997
----------------------------------------------------------------------------------------------------------
 OPERATIONS, DIVIDENDS AND CAPITAL SHARE ACTIVITY
----------------------------------------------------------------------------------------------------------
Net investment income                                               $ 11,073                   9,624
----------------------------------------------------------------------------------------------------------
Dividends to shareholders from net investment income                 (11,073)                 (9,624)
----------------------------------------------------------------------------------------------------------
Net increase from capital share transactions and total
increase in net assets                                               209,734                 132,039
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
 NET ASSETS
----------------------------------------------------------------------------------------------------------

Beginning of year                                                    339,655                 207,616
----------------------------------------------------------------------------------------------------------
END OF YEAR                                                         $549,389                 339,655
----------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
1    DESCRIPTION OF THE      Kemper Cash Reserves Fund (the Fund) is a separate
     FUND                    series of Kemper Portfolios, an open-end management
                             investment company organized as a business trust under the laws of Massachusetts. The Fund offers three classes of shares. Class A shares are sold without an initial sales charge but are subject to the applicable sales charge if exchanged into Class
                             A shares of another Kemper Mutual Fund. Class B shares are sold without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are sold without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase.
                             Class C shares do not convert into another class.
                             Differences in class expenses will result in the payment of different per share income dividends by class. All shares of the Fund have equal rights with respect to voting, dividends and assets, subject to class specific preferences.


--------------------------------------------------------------------------------
2    SIGNIFICANT             INVESTMENT VALUATION. Investments are stated at
     ACCOUNTING POLICIES     amortized cost, which approximates market value. In
                             the event that a deviation of 1/2 of 1% or more exists between the Fund's $1.00 per share net asset value, calculated at amortized cost, and the net asset value calculated by reference to market-based values, or if there is any other deviation that the Board of Trustees believes would result in a material dilution to shareholders or purchasers, the Board of Trustees will promptly consider what action should be initiated.

                             INVESTMENT TRANSACTIONS AND INVESTMENT
                             INCOME. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments.

                             FUND SHARE VALUATION AND DIVIDENDS TO
                             SHAREHOLDERS. Fund shares are sold and redeemed on a continuous basis at net asset value. Proceeds payable on redemption of Class B and Class C shares will be reduced by the amount of any applicable contingent deferred sales charge. On each day the New York Stock Exchange is open for trading, the net asset value per share is determined as of the close of the Exchange. The net asset value per share is determined separately for each class by dividing the Fund's net assets attributable to that class by the number of shares of the class outstanding. The Fund declares a daily dividend, equal to its net investment income for that day, payable monthly.

                             FEDERAL INCOME TAXES. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
3    TRANSACTIONS WITH       MANAGEMENT AGREEMENT. The Fund has a management
     AFFILIATES              agreement with Scudder Kemper Investments, Inc.
                             (Scudder Kemper) and pays a monthly investment management fee of 1/12 of the annual rate of .40% of the first $250 million of average daily net assets declining to .25% of average daily net assets in excess of $12.5 billion. The Fund incurred a management fee of $1,269,000 for the year ended September 30, 1998.

                             ZURICH/B.A.T MERGER. On September 7, 1998, Zurich Insurance Company (Zurich), majority owner of Scudder Kemper, entered into an agreement with B.A.T Industries p.l.c. (B.A.T) pursuant to which the financial services businesses of B.A.T were combined with Zurich's businesses to form a new global insurance and financial services company known as Zurich Financial Services. Upon consummation of the transaction, the Fund's investment management agreement with Scudder Kemper was deemed to have been assigned and, therefore, terminated. The Board of Trustees of the Fund has approved a new investment management agreement with Scudder Kemper, which is substantially identical to the former investment management agreement, except for the dates of execution and termination. The Board of Trustees of the Fund will seek shareholder approval of the new investment management agreement through a proxy solicitation that is currently scheduled to conclude in mid-December.

                             UNDERWRITING AND DISTRIBUTION SERVICES AGREEMENT. The Fund has an underwriting and distribution services agreement with Kemper Distributors, Inc.
                             (KDI). For services under the distribution services agreement, the Fund pays KDI a fee of .75% of average daily net assets of the Class B and Class C shares pursuant to separate Rule 12b-1 plans for the Class B and Class C shares. Pursuant to the agreement, KDI enters into related selling group agreements with various firms at various rates for sales of Class B and Class C shares. In addition, KDI receives any contingent deferred sales charges
                             (CDSC) from redemptions of Class B and Class C shares. Distribution fees, CDSC and commissions related to Class B and Class C shares are as follows:



                                                                 DISTRIBUTION          COMMISSIONS AND
                                                                FEES AND CDSC     DISTRIBUTION FEES PAID BY
                                                               RECEIVED BY KDI          KDI TO FIRMS
                                                               ----------------   -------------------------
                             Year ended September 30, 1998        $2,225,000              3,735,000


                             ADMINISTRATIVE SERVICES AGREEMENT. The Fund has an administrative services agreement with KDI. For providing information and administrative services to shareholders, the Fund pays KDI a fee at an annual rate of up to .25% of average daily net assets. KDI in turn has various arrangements with financial services firms that provide these services and pays these firms based on assets of Fund accounts that the firms service. Administrative services fees (ASF) paid are as follows:


                                                                       ASF PAID BY     ASF PAID BY KDI
                                                                     THE FUND TO KDI      TO FIRMS
                                                                     ---------------   ---------------
                             Year ended September 30, 1998              $655,000           913,000

                             SHAREHOLDER SERVICES AGREEMENT. Pursuant to a services agreement with the Fund's transfer agent, Kemper Service Company (KSvC) is the shareholder service agent of the Fund. Under the agreement, KSvC received shareholder services fees of $1,353,000 for the year ended September 30, 1998.

NOTES TO FINANCIAL STATEMENTS

                             OFFICERS AND TRUSTEES. Certain officers or trustees of the Fund are also officers or directors of Scudder Kemper. For the year ended September 30, 1998, the Fund made no payments to its officers and incurred trustees' fees of $28,000 to independent trustees.

--------------------------------------------------------------------------------
4    CAPITAL SHARE           The following table summarizes the activity in
     TRANSACTIONS            capital shares of the Fund (dollar amounts and
                             number of shares are the same).


                                                                             YEAR ENDED SEPTEMBER 30,
                                                                         ---------------------------------
                                                                             1998                1997
                                                                                  (IN THOUSANDS)
                             -----------------------------------------------------------------------------
                              SHARES SOLD
                             -----------------------------------------------------------------------------
                              Class A                                     $ 2,248,959           287,087
                             -----------------------------------------------------------------------------
                              Class B                                         635,811           761,916
                             -----------------------------------------------------------------------------
                              Class C                                         868,930           162,655
                             -----------------------------------------------------------------------------

                             -----------------------------------------------------------------------------
                              SHARES ISSUED IN REINVESTMENT OF DIVIDENDS
                             -----------------------------------------------------------------------------
                              Class A                                           2,882             1,966
                             -----------------------------------------------------------------------------
                              Class B                                           5,110             6,813
                             -----------------------------------------------------------------------------
                              Class C                                             851               619
                             -----------------------------------------------------------------------------

                             -----------------------------------------------------------------------------
                              SHARES REDEEMED
                             -----------------------------------------------------------------------------
                              Class A                                      (2,173,206)         (247,433)
                             -----------------------------------------------------------------------------
                              Class B                                        (545,554)         (700,563)
                             -----------------------------------------------------------------------------
                              Class C                                        (834,049)         (141,021)
                             -----------------------------------------------------------------------------

                             -----------------------------------------------------------------------------
                              CONVERSION OF SHARES
                             -----------------------------------------------------------------------------
                              Class A                                          27,612            13,097
                             -----------------------------------------------------------------------------
                              Class B                                         (27,612)          (13,097)
                             -----------------------------------------------------------------------------
                              NET INCREASE
                              FROM CAPITAL SHARE
                              TRANSACTIONS AND TOTAL
                              INCREASE IN NET ASSETS                      $   209,734           132,039
                             -----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                               -------------------------------------------------------
                                                                   CLASS A SHARES
                                               -------------------------------------------------------
                                                   YEAR ENDED          TWO MONTHS      YEAR ENDED
                                                  SEPTEMBER 30,           ENDED         JULY 31,
                                               -------------------    SEPTEMBER 30,    -----------
                                               1998    1997   1996        1995         1995   1994
------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $1.00   1.00   1.00        1.00         1.00   1.00
------------------------------------------------------------------------------------------------------
Net investment income                            .04   .04    .05          .01         .05    .03
------------------------------------------------------------------------------------------------------
Less dividends declared                          .04   .04    .05          .01         .05    .03
------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $1.00   1.00   1.00        1.00         1.00   1.00
------------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                   4.58%  4.57   4.67         .85         4.99   2.78

------------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
------------------------------------------------------------------------------------------------------
Expenses                                        1.21%  1.16   1.08         .92         .89    .92
------------------------------------------------------------------------------------------------------
Net investment income                           4.49%  4.45   4.53        5.11         4.75   2.86
------------------------------------------------------------------------------------------------------

                                               -------------------------------------------------------
                                                                   CLASS B SHARES
                                               -------------------------------------------------------
                                                   YEAR ENDED          TWO MONTHS      YEAR ENDED
                                                  SEPTEMBER 30,           ENDED         JULY 31,
                                               -------------------    SEPTEMBER 30,    -----------
                                               1998    1997   1996        1995         1995   1994
------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $1.00   1.00   1.00        1.00         1.00   1.00
------------------------------------------------------------------------------------------------------
Net investment income                            .03   .03    .04          .01         .04    .02
------------------------------------------------------------------------------------------------------
Less dividends declared                          .03   .03    .04          .01         .04    .02
------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $1.00   1.00   1.00        1.00         1.00   1.00
------------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                   3.53%  3.49   3.73         .71         4.08   1.78

------------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
------------------------------------------------------------------------------------------------------
Expenses                                        2.22%  2.19   1.99        1.79         1.78   1.89
------------------------------------------------------------------------------------------------------
Net investment income                           3.48%  3.42   3.62        4.24         3.86   1.89
------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                              --------------------------------------------------------------
                                                                      CLASS C SHARES
                                              --------------------------------------------------------------
                                                                                                 MAY 31
                                                  YEAR ENDED         TWO MONTHS                    TO
                                                 SEPTEMBER 30,          ENDED       YEAR ENDED    JULY
                                              -------------------   SEPTEMBER 30,    JULY 31,      31,
                                              1998    1997   1996       1995           1995       1994
------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $1.00   1.00   1.00       1.00           1.00       1.00
------------------------------------------------------------------------------------------------------------
Net investment income                           .04   .04    .04         .01            .04         --
------------------------------------------------------------------------------------------------------------
Less dividends declared                         .04   .04    .04         .01            .04         --
------------------------------------------------------------------------------------------------------------
Net asset value, end of period                $1.00   1.00   1.00       1.00           1.00       1.00
------------------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                  3.90%  3.85   3.93        .71           4.08        .42

------------------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
------------------------------------------------------------------------------------------------------------
Expenses                                       1.88%  1.84   1.79       1.78           1.76       1.80
------------------------------------------------------------------------------------------------------------
Net investment income                          3.82%  3.77   3.82       4.25           3.88       2.64
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
 SUPPLEMENTAL DATA FOR ALL CLASSES
------------------------------------------------------------------------------------------------------------
                                                                      TWO MONTHS
                                        YEAR ENDED SEPTEMBER 30,         ENDED       YEAR ENDED JULY 31,
                                      ----------------------------   SEPTEMBER 30,   -------------------
                                        1998      1997      1996         1995          1995       1994
------------------------------------------------------------------------------------------------------------
Net assets at end of period
(in thousands)                        $549,389   339,655   207,616      176,557      213,031    424,317
------------------------------------------------------------------------------------------------------------

NOTES: The total returns for the year ended July 31, 1995 include the effect of a capital contribution from Scudder Kemper. Without the capital contribution, the total returns would have been 4.07% in Class A, 3.16% in Class B and 3.16% in Class C.

Scudder Kemper agreed to absorb certain operating expenses of the Fund during a portion of the year ended July 31, 1994. Absent this agreement, ratios of expenses and net investment income to average net assets would have been as follows: Class A shares (1.15% and 2.63%); Class B shares (2.12% and 1.66%).

--------------------------------------------------------------------------------
 TAX INFORMATION
--------------------------------------------------------------------------------

All of the dividends are taxable as ordinary income. These dividends, whether received in cash or reinvested in shares, must be included in your federal income tax return and must be reported by the Fund to the Internal Revenue Service in accordance with U.S. Treasury Department Regulations.

Please consult a tax adviser if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your Kemper Fund account, please call 1-800-621-1048.

NOTES

TRUSTEES AND OFFICERS

TRUSTEES                          OFFICERS
DANIEL PIERCE                     MARK S. CASADY                    RICHARD L. VANDENBERG
Chairman and Trustee              President                         Vice President

DAVID W. BELIN                    PHILIP J. COLLORA                 LINDA J. WONDRACK
Trustee                           Vice President                    Vice President
                                  and Secretary
LEWIS A. BURNHAM                                                    MAUREEN E. KANE
Trustee                           JOHN R. HEBBLE                    Assistant Secretary
                                  Treasurer
DONALD L. DUNAWAY                                                   CAROLINE PEARSON
Trustee                           JERARD K. HARTMAN                 Assistant Secretary
                                  Vice President
ROBERT B. HOFFMAN                                                   ELIZABETH C. WERTH
Trustee                           THOMAS W. LITTAUER                Assistant Secretary
                                  Vice President
DONALD R. JONES                                                     BRENDA LYONS
Trustee                           ANN M. MCCREARY                   Assistant Treasurer
                                  Vice President
SHIRLEY D. PETERSON
Trustee                           ROBERT C. PECK, JR.
                                  Vice President
WILLIAM P. SOMMERS
Trustee                           KATHRYN L. QUIRK

EDMOND D. VILLANI                 Vice President
Trustee
                                  FRANK J. RACHWALSKI, JR.
                                  Vice President


---------------------------------------------------------------------------------------
LEGAL COUNSEL                         VEDDER, PRICE, KAUFMAN & KAMMHOLZ
                                      222 North LaSalle Street
                                      Chicago, IL 60601
---------------------------------------------------------------------------------------
SHAREHOLDER                           KEMPER SERVICE COMPANY
SERVICE AGENT                         P.O. Box 419557
                                      Kansas City, MO 64141
---------------------------------------------------------------------------------------
CUSTODIAN AND                         INVESTORS FIDUCIARY TRUST COMPANY
TRANSFER AGENT                        801 Pennsylvania Avenue
                                      Kansas City, MO 64105
---------------------------------------------------------------------------------------
INDEPENDENT                           ERNST & YOUNG LLP
AUDITORS                              233 South Wacker Drive
                                      Chicago, IL 60606
---------------------------------------------------------------------------------------
PRINCIPAL                             KEMPER DISTRIBUTORS, INC.
UNDERWRITER                           222 South Riverside Plaza Chicago, IL 60606
                                      www.kemper.com

[KEMPER FUNDS LOGO]
Long-term investing in a short-term world(SM)



Printed in the U.S.A. on recycled paper.
This report is not to be distributed
unless preceded or accompanied by a
Kemper Cash Reserves Fund prospectus.
KCRF - 2 (11/98) 1059720